Stockholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of estimated fair values of the compensation

2025
Derived service period	0.51 - 1.05 year
Risk-free interest rate	3.62% - 3.97%
Stock price at valuation date	$5.66 - 12.00
Expected average volatility	108.5% - 151.0%
First Capitalization Thresholder per share price	$6.85 - 14.28
Second Capitalization Thresholder per share price	$8.56 - 19.02
Third Capitalization Thresholder per share price	$11.42 - 23.82
Fourth Capitalization Thresholder per share price	$14.27 - 28.56

Schedule of fair value assumptions used to value its warrants using black-scholes model

	December 31,	December 31,
	2025	2024
Expected term	5.00 years	5.00 years
Expected average volatility	49.0% - 117%	239.0% - 251.0%
Risk-free interest rate	3.56% - 4.29%	3.79% - 4.30%
Expected dividend yield	–	–

Schedule of activity of the warrants

	Warrants Outstanding
		Weighted Average	Weighted Average Remaining Contractual
	Shares	Exercise Price	Life (in years)
Outstanding, December 31, 2023	–	$–	–
Granted	270,010	0.50	5.00
Exercised	–	–	–
Forfeited/canceled	–	–	–
Outstanding, December 31, 2024	270,010	$0.50	4.61
Granted	2,806,091	3.51	5.02
Exercised	(166,667)	0.06	–
Canceled	–	–	–
Outstanding, December 31, 2025	2,909,434	$3.66	4.37

Exercisable, December 31, 2025	2,409,433	$4.41	4.41